Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and due from financial institutions	$ 5,668	$ 8,146	$ 5,868
Interest-earning time deposits	2,450
Securities available for sale	125,185	131,974	119,377
Federal Home Loan Bank (FHLB) stock, at cost (restricted)	3,817	3,817	4,038
Loans held for sale, at fair value	3,532	3,049	4,156
Loans, net of allowance for loan losses of $3,964 at March 31, 2012 (unaudited) and $3,772 and $3,943 at December 31, 2011 and 2010	294,576	295,359	273,103
Mortgage servicing rights	342	348	414
Other real estate owned	756	1,012	1,516
Premises and equipment, net	9,770	9,840	10,332
Goodwill	8,431	8,431	8,431
Other intangible assets	444	474	675
Bank owned life insurance	10,970	10,876	10,479
Accrued interest receivable and other assets	3,369	3,819	5,881
Total assets	469,310	477,145	444,270
LIABILITIES AND SHAREHOLDERS' EQUITY
Non-interest bearing	42,114	38,977	34,999
Interest bearing	299,757	294,583	282,339
Total deposits	341,871	333,560	317,338
Federal Home Loan Bank advances	60,007	72,021	61,675
Subordinated debentures	5,155	5,155	5,155
Federal Deposit Insurance Corporation guaranteed unsecured borrowings		4,981	4,916
Accrued interest payable and other liabilities	5,687	5,725	5,138
Total liabilities	412,719	421,442	394,222
Shareholders' equity
Preferred stock, no par value; 1,000,000 shares authorized; none issued
Common stock, $0.01 par value; 19,000,000 shares authorized; 4,871,801 issued at March 31, 2012 (unaudited) and December 31, 2011 and 4,783,163 shares issued at December 31, 2010; and 4,660,871 shares outstanding at March 31, 2012 (unaudited) and December 31, 2011 and 4,586,363 shares outstanding at December 31, 2010	49	49	48
Additional paid-in capital	21,279	21,221	21,160
Surplus	770	770	770
Retained earnings	35,008	34,267	31,211
Accumulated other comprehensive income (loss), net of tax (benefit) of $797 at March 31, 2012 (unaudited) and $1,046 and $(283) at December 31, 2011 and 2010	2,096	2,031	(550)
Treasury stock, at cost (210,930 shares at March 31, 2012 (unaudited) and December 31, 2011 and 196,800 shares at December 31, 2010)	(1,278)	(1,278)	(1,144)
Unearned Employee Stock Ownership Plan (ESOP) shares	(1,334)	(1,357)	(1,447)
Total shareholders' equity	56,590	55,703	50,048
Total liabilities and shareholders' equity	$ 469,310	$ 477,145	$ 444,270